Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
MUNICIPAL BONDS — 98.2%
West Virginia
— 98.2%
$ 550,000
Berkeley County, WV, Board of Education,
Current Refunding G.O., 5.000%, 5/1/25 $ 654,500
1,060,000
Berkeley County, WV, Building
Commission, Judicial Center Project,
Refunding Revenue, Callable 9/1/21 @
100, 4.500%, 9/1/23 .............. 1,090,062
1,085,000
Berkeley County, WV, Building
Commission, Lease Refunding Revenue,
Callable 12/1/22 @ 100, 4.000%,
12/1/26 ....................... 1,163,163
1,500,000
Berkeley County, WV, Public Service
Sewer District, Miscellaneous Purposes
Revenue, Series C, Callable 10/1/23 @
100, (BAM), 4.500%, 10/1/32 ....... 1,647,780
280,000
Berkeley County, WV, Public Service
Sewer District, Sewer Improvements
Revenue, Series A, Callable 2/8/21 @
100, 5.000%, 3/1/22 .............. 281,148
1,080,000
Braxton County, WV, Board of Education,
Public School, Advance Refunding G.O.,
Callable 5/1/26 @ 100, (West Virginia
Board Commission), 5.000%, 5/1/28 .. 1,325,668
2,500,000
Cabell County Board of Education, School
Improvements G.O., (AGM West Virginia
Board Commission), 3.000%, 6/1/29 .. 2,912,225
1,005,000
Fairmont State University, WV, University
& College Improvements, Refunding
Revenue, Series A, Callable 6/1/21 @
100, 5.000%, 6/1/23 .............. 1,020,567
400,000
Fairmont, WV, Water Revenue, Current
Refunding Revenue, Series A, (BAM),
3.000%, 7/1/23 .................. 422,264
530,000
Fairmont, WV, Water Revenue, Current
Refunding Revenue, Series A, (BAM),
3.000%, 7/1/24 .................. 568,992
1,500,000
Marshall University, WV, University &
College Improvements Revenue Bonds,
Series A, (AGM), 5.000%, 5/1/30 ..... 1,966,740
1,390,000
Marshall University, WV, University &
College Improvements Revenue, Callable
5/1/21 @ 100, 5.000%, 5/1/26 ....... 1,412,129
1,000,000
Monongalia County, WV, Board of
Education, Public School Refunding
G.O., Callable 5/1/22 @ 100, (West
Virginia Board Commission), 5.000%,
5/1/23 ........................ 1,063,350
675,000
Monongalia County, WV, Board of
Education, Public School Refunding
G.O., Callable 5/1/22 @ 100, (West
Virginia Board Commission), 5.000%,
5/1/31 ........................ 717,761
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia
— (continued)
$ 965,000
Monongalia County, WV, Board of
Education, Public School Refunding
G.O., Callable 5/1/22 @ 100, (West
Virginia Board Commission), 5.000%,
5/1/33 ........................ $ 1,026,133
915,000
Monongalia County, WV, Building
Commission, Health System Obligated
Group Refunding Revenue, Callable
7/1/21 @ 100, OID, 6.250%, 7/1/31 ... 935,057
2,000,000
Monongalia County, WV, Building
Commission, Monongalia Health System
Group Refunding Revenue, Callable
7/1/25 @ 100, 5.000%, 7/1/26 ....... 2,263,380
550,000
Morgantown Utility Board, WV, Combined
Water Utility Improvements Revenue,
Series B, Callable 6/1/28 @ 100,
5.000%, 12/1/34 ................. 699,716
660,000
Morgantown Utility Board, WV, Refunding
Revenue Green Bonds, Series A, (BAM),
4.000%, 12/1/27 ................. 796,138
555,000
Morgantown Utility Board, WV, Refunding
Revenue Green Bonds, Series A, (BAM),
4.000%, 12/1/29 ................. 683,510
1,810,000
Ohio County, WV, Board of Education,
School Improvements G.O., (West
Virginia Board Commission), 4.000%,
6/1/29 ........................ 2,284,310
2,275,000
Ohio County, WV, Board of Education,
School Improvements G.O., Callable
6/1/29 @ 100, (West Virginia Board
Commission), 3.000%, 6/1/30 ....... 2,580,305
1,845,000
Ohio County, WV, Board of Education,
School Improvements G.O., Callable
6/1/29 @ 100, (West Virginia Board
Commission), 3.000%, 6/1/31 ....... 2,082,784
1,000,000
Ohio County, WV, Country Commission,
Fort Henry Centre Financing District,
Public Improvement, Tax Allocation,
Callable 6/1/22 @ 100, 4.750%, 6/1/31 . 1,004,940
1,165,000
Pleasants County, WV, Board of Education,
Public School Improvements G.O.,
Callable 5/1/21 @ 100, 4.000%, 5/1/24 . 1,178,246
960,000
Putnam Public Service District, WV,
Current Refunding Revenue Bonds,
Callable 11/1/30 @ 100, (BAM),
3.000%, 11/1/31 ................. 1,074,749
695,000
School Building Authority of West
Virginia, Lottery Capital Improvements
Revenue, Callable 7/1/24 @ 100, Series
A, 5.000%, 7/1/27 ................ 803,163
1,265,000
School Building Authority of West
Virginia, Lottery Capital Improvements
Revenue, Callable 7/1/24 @ 100, Series
A, 5.000%, 7/1/28 ................ 1,459,494

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia
— (continued)
$ 1,775,000
State of West Virginia, Current Refunding
G.O., Series A, 5.000%, 6/1/24 ....... $ 2,061,112
2,000,000
State of West Virginia, Fuel Sales
Tax Revenue, Group 1 Highway
Improvements, G.O., Series S, Callable
6/1/29 @ 100, 5.000%, 12/1/33 ...... 2,641,220
705,000
State Of West Virginia, Fuel Sales
Tax Revenue, Group 1 Highway
Improvements, G.O., Series -S, Callable
6/1/29 @ 100, 5.000%, 6/1/32 ....... 936,169
1,000,000
State Of West Virginia, Fuel Sales
Tax Revenue, Group 1 Highway
Improvements, G.O., Series -S, Callable
6/1/29 @ 100, 5.000%, 12/1/35 ...... 1,310,680
1,765,000
State of West Virginia, Fuel Sales
Tax Revenue, Group 2 Highway
Improvements, G.O., Series B, Callable
6/1/28 @ 100, 4.000%, 6/1/43 ....... 2,060,990
2,000,000
State of West Virginia, Fuel Sales
Tax Revenue, Group 2 Highway
Improvements, G.O., Series B, Callable
6/1/28 @ 100, 5.000%, 12/1/39 ...... 2,541,300
1,000,000
State of West Virginia, General Fund,
Highway Improvements G.O., Series B,
Callable 6/1/28 @ 100, 5.000%, 6/1/36 . 1,280,700
2,000,000
West Virginia Economic Development
Authority, Correctional Juvenile Public
Safety Facilities Lease, Refunding
Revenue, Callable 6/1/22 @ 100,
5.000%, 6/1/25 .................. 2,129,360
3,185,000
West Virginia Economic Development
Authority, Correctional Juvenile Public
Safety Facilities Lease, Refunding
Revenue, Callable 6/1/22 @ 100,
5.000%, 6/1/26 .................. 3,389,127
1,145,000
West Virginia Economic Development
Authority, Lottery Recreational Facilities
Improvements Revenue, Series A,
Callable 7/1/27 @ 100, 5.000%, 7/1/28 . 1,459,234
1,500,000
West Virginia Economic Development
Authority, Lottery Recreational Facilities
Improvements Revenue, Series A,
Callable 7/1/28 @ 100, 5.000%, 7/1/35 . 1,912,200
1,015,000
West Virginia Economic Development
Authority, State Office Building 3,
Public Improvements Revenue, Series D,
Callable 6/1/25 @ 100, 5.000%, 6/1/26 . 1,208,033
1,000,000
West Virginia Higher Education Policy,
Community & Technical College Capital,
University & College Improvements
Refunding Revenue, Callable 7/1/27 @
100, 5.000%, 7/1/30 .............. 1,239,790
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia
— (continued)
$ 750,000
West Virginia Higher Education Policy,
Community & Technical College Capital,
University & College Improvements
Refunding Revenue, Callable 7/1/27 @
100, 5.000%, 7/1/36 .............. $ 910,485
775,000
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated
Group, Refunding Revenue, Callable
1/1/29 @ 100, 5.000%, 1/1/31 ....... 968,952
945,000
West Virginia Hospital Finance Authority,
Charleston Area Medical Center Inc.,
Health, Hospital, Nursing Home
Improvements, Refunding Revenue,
Callable 9/1/24 @ 100, 5.000%, 9/1/25 . 1,071,885
1,250,000
West Virginia Hospital Finance Authority,
Charleston Area Medical Center Inc.,
Health, Hospital, Nursing Home
Improvements, Refunding Revenue,
Callable 9/1/29 @ 100, 5.000%, 9/1/39 . 1,499,700
1,315,000
West Virginia Hospital Finance Authority,
United Health System Obligation,
Health, Hospital, Nursing Home
Improvements Refunding Revenue
Bonds, 5.000%, 6/1/26 ............ 1,615,648
2,000,000
West Virginia Hospital Finance Authority,
United Health System Obligation,
Health, Hospital, Nursing Home
Improvements Refunding Revenue,
Series A, Callable 6/1/23 @ 100, OID,
5.375%, 6/1/38 .................. 2,244,640
515,000
West Virginia Hospital Finance Authority,
Valley Health System Obligated Group,
Refunding Revenue, 5.000%, 1/1/24 ... 582,676
630,000
West Virginia Hospital Finance Authority,
Valley Health System Obligated Group,
Refunding Revenue, Callable 1/1/24 @
100, 5.000%, 1/1/26 .............. 719,050
1,690,000
West Virginia Parkways Authority, Senior
Turnpike Toll Revenue, Highway
Improvements, 5.000%, 6/1/26 ....... 2,105,875
1,000,000
West Virginia Parkways Authority, Senior
Turnpike Toll Revenue, Highway
Improvements Revenue Bonds, Callable
6/1/28 @ 100, 5.000%, 6/1/35 ....... 1,277,060
2,065,000
West Virginia Parkways Authority, Senior
Turnpike Toll Revenue, Highway
Improvements, Callable 6/1/28 @ 100,
5.000%, 6/1/39 .................. 2,611,007
1,720,000
West Virginia Parkways Authority, Senior
Turnpike Toll Revenue, Highway
Improvements, Callable 6/1/28 @ 100,
5.000%, 6/1/43 .................. 2,152,683

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia
— (continued)
$ 665,000
West Virginia State Building Commission,
Regional Jail Refunding Revenue, Series
A, (AMBAC), 5.375%, 7/1/21 ....... $ 679,849
1,500,000
West Virginia State School Building
Authority Lottery Revenue, School
Improvements Revenue, Series A,
Callable 7/1/28 @ 100, 5.000%, 7/1/29 . 1,956,765
1,050,000
West Virginia State Water Development
Authority, Loan Program II, Refunding
Revenue, Series A-II, Callable 11/1/23 @
100, 5.000%, 11/1/26 ............. 1,182,993
2,525,000
West Virginia State Water Development
Authority, Loan Program II, Refunding
Revenue, Series A-II, Callable 11/1/23 @
100, 5.000%, 11/1/27 ............. 2,840,246
1,000,000
West Virginia University, University
Projects, University & College
Improvements Revenue, Callable 10/1/29
@ 100, 5.000%, 10/1/32 ........... 1,317,960
2,000,000
West Virginia University, University
Projects, University & College
Improvements Revenue, Callable 10/1/29
@ 100, 5.000%, 10/1/33 ........... 2,624,260
1,750,000
West Virginia University, University
Projects, University & College
Improvements Revenue, Series B,
Callable 10/1/21 @ 100, 5.000%,
10/1/30 ....................... 1,813,053
1,530,000
West Virginia University, University
Projects, University & College
Improvements, Refunding Revenue,
Series A, Callable 10/1/22 @ 100,
5.000%, 10/1/35 ................. 1,658,811
515,000
West Virginia Water Development
Authority, Chesapeake Bay/Greenbrier
River, Water Utility Improvements
Revenue, Callable 7/1/24 @ 100,
5.000%, 7/1/25 .................. 599,239
1,170,000
West Virginia Water Development
Authority, Loan Program II, Refunding
Revenue, Series A-II, 5.000%, 11/1/24 . 1,374,996
1,000,000
West Virginia Water Development
Authority, Loan Program II, Refunding
Revenue, Series A-II, 5.000%, 11/1/25 . 1,219,750
1,205,000
Wood County, WV, Board of Education,
Public School Improvements, G.O.,
(West Virginia Board Commission),
4.000%, 6/1/25 .................. 1,392,112
Total Municipal Bonds
(Cost $90,370,426) ............... 95,707,884
Shares Fair Value
MONEY MARKET FUND — 1.1%
1,119,860
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(a) .......
$ 1,119,860
Total Money Market Fund
(Cost $1,119,860) ................ 1,119,860
Total Investments — 99.3%
(Cost $91,490,286) ............................ 96,827,744
Net Other Assets (Liabilities) — 0.7% ............... 646,361
NET ASSETS — 100.0% .......................
$ 97,474,105
(a) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual
G.O. General Obligation
OID Original Issue Discount

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital West Virginia Intermediate Tax-Free Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to as a “Fund”).
The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital West Virginia Intermediate Tax-Free Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Concentration of Credit Risk:
The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital West Virginia Intermediate Tax-Free Fund ... $ 1,119,860(a) $ 95,707,884(b) $ — $ 96,827,744
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.